INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2024
INVENTORIES
Schedule of composition of inventories

Details	12.31.2024	12.31.2023
	ThCh$	ThCh$
Raw materials (1)	132,404,864	90,992,931
Finished goods	121,326,380	115,591,443
Spare parts and supplies	39,296,081	26,527,656
Work in progress	378,573	194,686
Other inventories	10,742,769	6,012,077
Obsolescence provision (2)	(4,177,758)	(6,265,633)
Total	299,970,909	233,053,160

The cost of inventories recognized as cost of sales as of December 31, 2024 and 2023 amounts to ThCh$ 1,584,826,536 and ThCh$ 1,346,516,486, respectively.

(1)	Approximately 80% is composed of concentrate and sweeteners used in the preparation of beverages, as well as caps and PET supplies used in the packaging of the product.
(2)	The obsolescence provision is related mainly with the obsolescence of spare parts classified as inventories and to a lesser extent to finished products and raw materials. The general standard is to provision all those multi-functional spare parts without utility in rotation in the last four years prior to the technical analysis technical to adjust the provision. In the case of raw materials and finished products, the obsolescence provision is determined according to maturity.